Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 1,019	$ 1,065
Right-of-use assets	2,112	1,846
Intangible assets	2,271	4,418
Goodwill	1,836	1,836
Deferred platform commission fees	57,459	67,110
Deferred tax asset	104	103
Other non-current investments	16,603	16,115
Other non-current assets	107	107
Total non-current assets	81,511	92,600
Current assets
Indemnification asset	2,001	2,232
Trade receivables and other current assets	49,967	42,131
Loans receivable	501	226
Other investments	34,418	23,757
Prepaid tax	226	201
Cash and cash equivalents	41,553	111,049
Total current assets	128,666	179,596
Total assets	210,177	272,196
Equity
Additional paid-in capital	29,869	29,831
Share-based payments reserve	144,708	144,399
Treasury share reserve	(33,104)	(33,104)
Translation reserve	6,759	5,890
Accumulated deficit	(277,665)	(248,545)
Equity attributable to equity holders of the Company	(129,433)	(101,529)
Total equity	(129,433)	(101,529)
Non-current liabilities
Lease liabilities - non-current	557	18
Long-term deferred revenue	88,803	109,891
Share warrant obligations	265	365
Total non-current liabilities	89,625	110,274
Current liabilities
Lease liabilities - current	1,720	1,282
Trade and other payables	28,483	20,212
Provisions for non-income tax risks	998	1,233
Put option liabilities - current	15,002	15,002
Tax liability	3,757	3,029
Deferred revenue	200,025	222,693
Total current liabilities	249,985	263,451
Total liabilities	339,610	373,725
Total liabilities and shareholders' equity	$ 210,177	$ 272,196